LONG-TERM INVESTMENTS (Details) (Parenthetical) ¥ in Millions		12 Months Ended
		Feb. 28, 2017 USD ($)		Feb. 28, 2017 CNY (¥)	Feb. 29, 2016 USD ($)		Feb. 28, 2015 USD ($)	May 31, 2016 USD ($)	May 31, 2016 CNY (¥)	Mar. 31, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015	Oct. 31, 2014 USD ($)
Schedule of Investments [Line Items]
Other than Temporary Impairment Losses, Investments, Total		$ 8,074,891			$ 7,503,944		$ 0
Equity Method Investment Aggregate Amount Of Capital Subscribed								$ 37,700,000	¥ 259.0
Payments to Acquire Long-term Investments		65,340,812			118,590,246		75,421,783
Unrelated investors [Member]
Schedule of Investments [Line Items]
Equity Method Investment Aggregate Amount Of Capital Subscribed								30,200,000	207.4
Phoenix E-Learning Corporation [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage												32.00%
Equity Method Investments												$ 30,000,000
Knewton Inc [Member]
Schedule of Investments [Line Items]
Cost Method Investments										$ 6,582,166	$ 5,000,001
Gongying Fund [Member]
Schedule of Investments [Line Items]
Equity Method Investment Aggregate Amount Of Capital Subscribed								$ 7,500,000	¥ 51.6
Payments to Acquire Long-term Investments		10,200,000		¥ 70.0
Gongying Fund [Member] | Unrelated investors [Member]
Schedule of Investments [Line Items]
Equity Method Investment Ownership Percentage Hold By Third Party								80.00%	80.00%
Gongying Fund [Member] | Tal Education Group [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage								20.00%	20.00%
Several Third-Party Private Company [Member]
Schedule of Investments [Line Items]
Other than Temporary Impairment Losses, Investments, Total							0
Minerva Project Inc [Member]
Schedule of Investments [Line Items]
Cost Method Investments		18,000,003	[1]		18,000,003	[1]								$ 18,000,003
Other Equity Method Investments [Member]
Schedule of Investments [Line Items]
Equity Method Investments	[2]	29,453,530			11,183,948
Other than Temporary Impairment Losses, Investments, Total		757,591			5,622,221		0
Shenzhen Youban Technology Company Limited [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage													20.00%
Equity Method Investments	[3]	5,783,156			6,216,215
Other Cost Method Investments [Member]
Schedule of Investments [Line Items]
Cost Method Investments	[4]	9,163,228			4,900,428
Other than Temporary Impairment Losses, Investments, Total		$ 1,269,611			$ 0		$ 0

[1]	In October 2014, the Group acquired minority equity interest in Minerva Project, Inc., a Delaware corporation that is committed to providing an exceptional and accessible liberal arts and sciences education for future leaders and innovators across all disciplines. The total consideration was $18,000,003. The Group applied cost method to account for the investment due to lack of ability to exercise significant influence and reviewed the investment for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. As of February 28, 2017, no impairment loss has been recorded in regard to the investment.
[2]	During the years ended February 29, 2016 and February 28, 2017, the Group acquired minority equity interests in several third-party private companies through investments in their common shares or in-substance common shares. Majority of the long-term investments are engaged in online education services. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. The Group recorded $nil, $5,622,221 and $757,591 impairment loss during the fiscal years ended February 28, 2015, February 29, 2016 and February 28, 2017, respectively.
[3]	In September 2015, the Group acquired 20% equity interest in Shenzhen Youban Technology Company Limited, which is mainly engaged in development of online early education mobile application. The Group has the ability to exercise significant influence but does not have control over the investee and used the equity method to account for the investment.
[4]	During the years ended February 29, 2016 and February 28, 2017, the Group acquired minority equity interest in several third-party private companies through investments in their common shares or in-substance common shares. The Group accounts for these investments under the cost method as the Group has no ability to exercise significant influence over the investees. The Group recorded $nil, $nil and $1,269,611 impairment loss during the fiscal years ended February 28, 2015, February 29, 2016 and February 28, 2017, respectively.